Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jun. 15, 2021	Jul. 31, 2019	Mar. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long-term investments
Nonmarketable equity securities	$ 5,516,773	$ 66,775,423
Total	73,787,743	92,473,329
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Share of (loss)/gain in an equity investee	(17,914,070)	(26,166,538)	$ (23,345,765)
Beijing Huiju
Long-term investments
Received refund of transferred		98,700,000
Zhengzhou Lianhe Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership	1.85%	1.85%
Nonmarketable equity securities	$ 282,378	$ 287,167
Zhengzhou Taike Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership	3.75%	3.75%
Nonmarketable equity securities	$ 0	$ 0
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long-term investments
Equity method investees	0	0
Equity method investees, Initial Cost	$ 523,459,957	$ 523,459,957									$ 505,200,000
Equity Method Investees, Ownership	49.00%	49.00%		49.00%	21.00%
Equity method investees, Initial Cost				$ 505,200,000
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum
Long-term investments
Equity Method Investees, Ownership											70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju
Long-term investments
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Cash frozen								$ 98,700,000
Legal action final refund unauthorized cash						$ 98,700,000
Madison Developments Limited
Long-term investments
Equity method investees	0	$ 0
Equity method investees, Initial Cost	$ 19,095,969	$ 19,095,969							$ 19,100,000
Equity Method Investees, Ownership	50.00%	50.00%							50.00%
Wuhu Penghong Investment Center (Limited Partnership)
Long-term investments
Equity method investees	$ 14,095,331	$ 26,784,584
Equity method investees, Initial Cost	61,998,960	61,998,960								$ 30,600,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner One
Long-term investments
Equity method investees, Initial Cost			$ 31,400,000							91,800,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner Two
Long-term investments
Equity method investees, Initial Cost										$ 3,100,000
Suzhou Rongjingchen Real Estate Co., Ltd
Long-term investments
Equity method investees	21,867,621	19,078,393
Equity method investees, Initial Cost	$ 42,041,464	$ 42,041,464					$ 42,000,000.0
Equity Method Investees, Ownership	24.00%	24.00%					24.00%
Others
Long-term investments
Equity method investees	$ 37,542,413	$ 46,323,185
Equity method investees, Initial Cost	$ 68,076,387	$ 68,076,387